DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Balance at the beginning of the year	R$ 1,016,935	R$ 963,407
Additions	9,056,854	9,482,545
Write-offs, net	(8,995,760)	(9,429,017)
Balance at the end of the year	R$ 1,078,029	R$ 1,016,935